The Hartford Emerging Markets Local Debt Fund Expense Example, No Redemption - The Hartford Emerging Markets Local Debt Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 196
Expense Example, No Redemption, 3 Years	772
Expense Example, No Redemption, 5 Years	1,374
Expense Example, No Redemption, 10 Years	$ 3,002